Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	¥ 396,708	¥ 1,790,921	¥ 1,678,674	¥ 328		¥ 3,866,631
Issuance of capital stock	60,928	55,308				116,236
Deemed contribution in connection with reorganization		25,104				25,104
Net income (loss)			435,727			435,727
Unrealized loss on available-for-sale debt securities, net of tax effect of 319				(724)		(724)
Deemed contribution from shareholder in connection with disposal of property, plant and equipment		15,656				15,656
Stock based compensation		2,394				2,394
Declaration of dividend			(3,390)			(3,390)
Reclassification of unrealized loss on available-for-sale debt securities to net income when realized, net of tax effect of 175
Ending balance, value at Dec. 31, 2020	457,636	1,889,383	2,111,011	(396)		4,457,634
Issuance of capital stock	55,000	45,926				100,926
Deemed contribution in connection with reorganization		146,298				146,298
Net income (loss)			277,489		1,199	278,688
Unrealized loss on available-for-sale debt securities, net of tax effect of 319
Stock based compensation		11,564				11,564
Declaration of dividend			(4,560)			(4,560)
Reclassification of unrealized loss on available-for-sale debt securities to net income when realized, net of tax effect of 175				396		396
Reclassification between capital stock and capital surplus	(357,636)	357,636
Capital stock issued for acquisition of subsidiary		259,001				259,001
Noncontrolling interests arising from acquisition of subsidiary					199,829	199,829
Capital contribution from anonymous partnerships					132,560	132,560
Ending balance, value at Dec. 31, 2021	155,000	2,709,808	2,383,940		333,588	5,582,336
Deemed contribution in connection with reorganization		264,827				264,827
Net income (loss)			394,955		(5,566)	389,389
Unrealized loss on available-for-sale debt securities, net of tax effect of 319
Stock based compensation		6,580				6,580
Declaration of dividend			(11,894)			(11,894)
Reclassification of unrealized loss on available-for-sale debt securities to net income when realized, net of tax effect of 175
Noncontrolling interests arising from acquisition of subsidiary					2,003	2,003
Capital contribution from anonymous partnerships					403,480	403,480
Exercise of stock options	6,580	6,580				13,160
Distribution to anonymous partnerships					(79,851)	(79,851)
Capital return to anonymous partnerships					(3,340)	(3,340)
Ending balance, value at Dec. 31, 2022	¥ 161,580	¥ 2,987,795	¥ 2,767,001		¥ 650,314	¥ 6,566,690